Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8.	Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

	2022	2021
Furniture and fixtures	$173	$173
Office and computer equipment	7,393	5,638
Software	13,864	15,227
Test equipment	347	347
Leasehold improvements	2,312	2,689
	24,089	24,074
Less: Accumulated depreciation	(19,431)	(20,632)
Add: Assets under development	112	1,518
Net property, plant and equipment	$4,770	$4,960

Depreciation of property, plant and equipment for the years ended December 31, 2022, 2021 and 2020 was $2,521, $2,018 and $1,900, respectively. Depreciation in the amount of $770 and $1,751 is included in G&A expenses and Other expense, respectively, for the 2022 fiscal year, $876 and $1,142, respectively, for the 2021 fiscal year and $1,015 and $885, respectively, for the 2020 fiscal year.